Long-term Debt Long-term Debt - Trust and Hybrid Securities Outstanding (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Trust Preferred Securities Subject to Mandatory Redemption
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	8,773
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust VI
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	36
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust VII
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	7
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust VIII
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	524
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust XI
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	658
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust XV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	1
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	131
Trust Preferred Securities Subject to Mandatory Redemption | Capital III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	103
Trust Preferred Securities Subject to Mandatory Redemption | Capital III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	64
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust V
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	79
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	53
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust IV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	102
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust B
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	70
Trust Preferred Securities Subject to Mandatory Redemption | Capital III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	200
Trust Preferred Securities Subject to Mandatory Redemption | Capital IV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	500
Trust Preferred Securities Subject to Mandatory Redemption | Capital V
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	1,495
Trust Preferred Securities Subject to Mandatory Redemption | Preferred Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	750
Trust Preferred Securities Subject to Mandatory Redemption | Preferred Capital Trust IV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	400
Trust Preferred Securities Subject to Mandatory Redemption | Preferred Capital Trust V
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	850
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust I
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	1,050
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust II
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	950
Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of Trust Securities	750
Junior subordinated notes
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	9,259
Junior subordinated notes | Capital Trust VI
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	37
Per Annum Interest Rate of the Notes	5.63%
Junior subordinated notes | Capital Trust VII
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	7
Per Annum Interest Rate of the Notes	5.25%
Junior subordinated notes | Capital Trust VIII
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	540
Per Annum Interest Rate of the Notes	6.00%
Junior subordinated notes | Capital Trust XI
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	678
Per Annum Interest Rate of the Notes	6.63%
Junior subordinated notes | Capital Trust XV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	1
Junior subordinated notes | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	136
Junior subordinated notes | Capital III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	106
Junior subordinated notes | Capital III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	66
Junior subordinated notes | Capital Trust V
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	82
Junior subordinated notes | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	55
Junior subordinated notes | Capital Trust IV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	106
Junior subordinated notes | Capital Trust B
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	73
Junior subordinated notes | Capital III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	206
Per Annum Interest Rate of the Notes	8.05%
Junior subordinated notes | Capital IV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	515
Per Annum Interest Rate of the Notes	6.75%
Junior subordinated notes | Capital V
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	1,496
Per Annum Interest Rate of the Notes	7.00%
Junior subordinated notes | Preferred Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	901
Per Annum Interest Rate of the Notes	7.00%
Junior subordinated notes | Preferred Capital Trust IV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	480
Per Annum Interest Rate of the Notes	7.12%
Junior subordinated notes | Preferred Capital Trust V
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	1,021
Per Annum Interest Rate of the Notes	7.28%
Junior subordinated notes | Capital Trust I
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	1,051
Per Annum Interest Rate of the Notes	6.45%
Junior subordinated notes | Capital Trust II
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	951
Per Annum Interest Rate of the Notes	6.45%
Junior subordinated notes | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Aggregate Principal Amount of the Notes	751
Per Annum Interest Rate of the Notes	7.375%
3-Month London Interbank Offered Rate (LIBOR) | Trust Preferred Securities Subject to Mandatory Redemption | Capital Trust V
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	1.00%
3-Month London Interbank Offered Rate (LIBOR) | Junior subordinated notes | Capital Trust XV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.80%
3-Month London Interbank Offered Rate (LIBOR) | Junior subordinated notes | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.55%
3-Month London Interbank Offered Rate (LIBOR) | Junior subordinated notes | Capital III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.57%
3-Month London Interbank Offered Rate (LIBOR) | Junior subordinated notes | Capital III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.625%
3-Month London Interbank Offered Rate (LIBOR) | Junior subordinated notes | Capital Trust III
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.75%
3-Month London Interbank Offered Rate (LIBOR) | Junior subordinated notes | Capital Trust IV
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.60%
3-Month London Interbank Offered Rate (LIBOR) | Junior subordinated notes | Capital Trust B
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Basis spread on variable rate	0.80%